Label	Element	Value
International Opportunity Portfolio
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Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 29, 2016

Asia Opportunity Portfolio
Global Opportunity Portfolio
International Advantage Portfolio
International Opportunity Portfolio
(each, a "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunity Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is hereby added as the third paragraph of the section of each Portfolio's Prospectus entitled "Portfolio Summary—Principal Investment Strategies":

The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG).

Please retain this supplement for future reference.